BORROWINGS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
BORROWINGS
Notes	₽ 108,776	₽ 78,186
Bank and other loans	182,937	195,088
Financial lease obligations	11,857	11,046
Total borrowings	303,570	284,320
Less: current portion	(64,474)	(47,207)
Total borrowings, non-current	₽ 239,096	₽ 237,113